Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2023 JPY (¥) Security	Mar. 31, 2023 JPY (¥) Security
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 17,430,936	¥ 10,322,922
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	37,747	35,765
Available-for-sale debt securities, Fair value, 12 months or more	5,693,622	5,113,458
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	375,124	226,872
Available-for-sale debt securities, Fair value, Total	23,124,558	15,436,380
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 412,871	¥ 262,637
Available-for-sale debt securities, Number of securities | Security	1,617	1,610
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 15,513,132	¥ 7,644,337
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	11,509	8,066
Available-for-sale debt securities, Fair value, 12 months or more	2,281,507	2,105,210
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	193,378	115,703
Available-for-sale debt securities, Fair value, Total	17,794,639	9,749,547
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 204,887	¥ 123,769
Available-for-sale debt securities, Number of securities | Security	465	438
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 632,087	¥ 962,234
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,471	1,781
Available-for-sale debt securities, Fair value, 12 months or more	547,689	711,896
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	10,582	14,091
Available-for-sale debt securities, Fair value, Total	1,179,776	1,674,130
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 13,053	¥ 15,872
Available-for-sale debt securities, Number of securities | Security	618	723
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 414,975	¥ 858,970
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	16,286	18,677
Available-for-sale debt securities, Fair value, 12 months or more	2,044,973	1,436,798
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	160,074	89,695
Available-for-sale debt securities, Fair value, Total	2,459,948	2,295,768
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 176,360	¥ 108,372
Available-for-sale debt securities, Number of securities | Security	112	118
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 223,396	¥ 331,411
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,646	1,800
Available-for-sale debt securities, Fair value, 12 months or more	379,043	249,088
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,447	1,177
Available-for-sale debt securities, Fair value, Total	602,439	580,499
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 5,093	¥ 2,977
Available-for-sale debt securities, Number of securities | Security	298	256
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 50,483	¥ 166,778
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2	5
Available-for-sale debt securities, Fair value, 12 months or more	310,171	522,774
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	333	436
Available-for-sale debt securities, Fair value, Total	360,654	689,552
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 335	¥ 441
Available-for-sale debt securities, Number of securities | Security	10	15
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 254,849	¥ 310,388
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	3,647	4,170
Available-for-sale debt securities, Fair value, 12 months or more	71,708	39,806
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	549	194
Available-for-sale debt securities, Fair value, Total	326,557	350,194
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 4,196	¥ 4,364
Available-for-sale debt securities, Number of securities | Security	26	32
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 342,014	¥ 48,804
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,186	1,266
Available-for-sale debt securities, Fair value, 12 months or more	58,531	47,886
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	6,761	5,576
Available-for-sale debt securities, Fair value, Total	400,545	96,690
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 8,947	¥ 6,842
Available-for-sale debt securities, Number of securities | Security	88	28